Property and Equipment - Summary of Property Plant and Equipment (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property and equipment, net	₩ 9,957	₩ 10,151	₩ 8,140	₩ 11,338
Right-of- use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property and equipment, net	7,164	6,621	5,958	8,740
Computer and other equipment | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property and equipment, net	1,394	1,536	1,113	1,455
Furniture and fixture | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property and equipment, net	220	267	338	380
Construction in progress | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property and equipment, net	0	1,209	0	0
Vehicle | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property and equipment, net	0	1	4	6
Leasehold improvements | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property and equipment, net	1,179	517	₩ 727	₩ 757
Acquisition price
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property and equipment, net	25,829	27,977
Acquisition price | Right-of- use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property and equipment, net	13,087	15,514
Acquisition price | Computer and other equipment | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property and equipment, net	7,360	7,186
Acquisition price | Furniture and fixture | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property and equipment, net	1,845	1,887
Acquisition price | Construction in progress | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property and equipment, net	0	1,209
Acquisition price | Vehicle | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property and equipment, net	9	9
Acquisition price | Leasehold improvements | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property and equipment, net	3,528	2,172
Accumulated depreciation
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property and equipment, net	(15,872)	(17,826)
Accumulated depreciation | Right-of- use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property and equipment, net	(5,923)	(8,893)
Accumulated depreciation | Computer and other equipment | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property and equipment, net	(5,966)	(5,650)
Accumulated depreciation | Furniture and fixture | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property and equipment, net	(1,625)	(1,620)
Accumulated depreciation | Construction in progress | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property and equipment, net	0	0
Accumulated depreciation | Vehicle | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property and equipment, net	(9)	(8)
Accumulated depreciation | Leasehold improvements | Property, plant and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property and equipment, net	₩ (2,349)	₩ (1,655)